Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities - USD ($)	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Abstract]
Fair value as Beginning	$ 990,000	$ 40,000	$ 2,062,500	$ 4,372,500
Change in fair value	1,072,500	950,000	(1,642,500)	(2,310,000)
Fair value as of Ending	$ 2,062,500	$ 990,000	$ 420,000	$ 2,062,500